Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of accounts receivable
	As of	As of
	June 30, 2026	December 31, 2025
Accounts receivable	$5,761,466	$3,910,735
Less: Allowance for expected credit loss (Note 27 (c))	(331,761)	(331,761)
	$5,429,705	$3,578,974

Schedule of maturity analysis

	As of	As of
	June 30, 2026	December 31, 2025
Not past due	$984,881	$1,764,589
Up to 30 days	937,852	249,410
31 to 90 days	68,626	1,558,011
91 to 180 days	597,106	5,499
Over 180 days	2,841,240	1,465
	$5,429,705	$3,578,974